Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Segment Reporting
NOTE 19 — Segment Reporting
Segment revenue and gross profit were as follows during the periods presented:

	Three Months Ended March 31,
	2022	2021
Revenue:
Retail	$9,179	7,821
Brands	2,241	1,654

Total revenue	$11,420	$9,475

Gross profit:
Retail	8,139	7,091
Brands	1,826	1,294

Total gross profit	$9,965	$8,385

Assets are not allocated to segments for internal reporting presentations, nor are depreciation and amortization.
Geographic Areas
The Company’s operations are primarily in the U.S. and to a lesser extent, in certain other countries. Refer to Note 9 for revenue classified by major geographic area.

NOTE 18 — Segment Reporting
Operating segments are components of an enterprise for which discrete financial information is available for evaluation by the chief operating decision maker (“CODM”) in making decisions regarding the allocation of resources and assessing performance. The Company has determined that its Chief Executive Officer is the CODM. Segment gross profit is the segment measure of profit or loss used to assess segment performance. The Company operates its business and reports its financial performance using two segments: Retail and Brands, which are groupings of service offerings, as described below.
Retail comprises offerings that allow the Company’s customers to engage in commerce with their customers, in addition to the Brands advertising and marketing offerings.
Brands comprises offerings that allow the Company’s customers to advertise and market to their customers. These offerings include advertising and marketing through directory listing, direct emails, and mobile push notifications, for example. Brands offerings do not include commerce functionality.
Segment revenue and gross profit were as follows during the periods presented:

	Year Ended December 31,
	2021	2020
Revenue:
Retail	$33,628	29,591
Brands	9,408	6,801

Total revenue	$43,036	$36,392

Gross profit:
Retail	30,435	26,290
Brands	7,618	5,140

Total gross profit	$38,053	$31,430

Assets are not allocated to segments for internal reporting presentations, nor are depreciation and amortization.
Geographic Areas
The Company’s operations are primarily in the U.S. and to a lesser extent, in certain other countries. Refer to Note 8 for revenue classified by major geographic area.